Acquisitions and disposals	6 Months Ended
Jun. 30, 2022
Acquisitions and disposals [Abstract]
Acquisitions and disposals
3 Acquisitions and disposals

Acquisition
Acquisition of Statfjord
On 31 May 2022, Equinor closed a transaction to acquire all of Spirit Energy’s interests in production licenses in the Statfjord area
which covers the Norwegian and UK Continental Shelves and consists of three integrated production platforms and satellite subsea
installations. All licenses are operated by Equinor. Spirit Energy’s ownership shares in the licenses covered by the transaction range from 11.56 % to 48.78%. The cash consideration received was USD 193 million, whereof USD
25

million related to Spirit’s lifting of
volumes on Equinor’s behalf in June 2022. The assets and liabilities acquired have been reflected in accordance with the principles in
IFRS 3 Business Combination. The transaction is reflected in the E&P Norway and E&P

International segments with a cash
consideration of USD 96

million and USD
72

million respectively.
In the segment E&P Norway, the acquisition resulted in an increase of USD 98 million in Property, Plant and Equipment, an increase
of USD 390

million in Asset Retirement Obligation, a reduction of Deferred Tax Liability of USD
298

million and an increase in taxes
payable of USD 98

million. In the segment E&P International, the acquisition resulted in an increase of USD
98

million in Property,
Plant and Equipment, an increase of USD 241

million in Asset Retirement Obligation and an increase of Deferred Tax Asset of USD
86 million. Both the consideration and the purchase price allocation are preliminary.
Acquisition of Triton Power
On 28 June 2022, Equinor and SSE Thermal entered into an agreement to acquire the power company Triton Power from Energy
Capital Partners (ECP) for a combined consideration of USD 413 million (GBP
341

million) before adjustments that mainly relates to
net debt and working capital. The key plant included in the purchase of Triton Power is the Saltend Power Station with an installed
capacity of 1.2

GW. Equinor and SSE Thermal will own
50 % each of Triton Power. Closing of the transaction is expected during 2022, subject to approvals by the UK National Security Filing and EU Merger Control.
Disposals
10% of Dogger Bank C
On 10 February 2022, Equinor closed the transaction with Eni to sell a 10 % equity interest in the Dogger Bank C project in the UK for a total consideration of USD 91

million (GBP
68

million), resulting in a gain of USD
87

million (GBP
65

million). After closing, Equinor’s
ownership share is 40
%. Equinor will continue to equity account for the remaining investment as a joint venture. The gain is presented
in the line item Other income in the Consolidated statement of income in the REN segment.
Exit Russia
Following Russia’s invasion of Ukraine, Equinor announced that it had decided to stop new investments in

Russia and start the
process of exiting Equinor’s joint arrangements. Based on this decision, Equinor evaluated its assets in Russia and recognised net
impairments of USD 1.083

billion in the first quarter, of which USD
251

million was related to property, plant and equipment and
intangible assets and USD 832

million was related to investments accounted for using the equity method. The impairments were net of contingent consideration from the time of acquiring the assets. The impairments were recognised in the line items Depreciation,
amortisation and net impairment losses and Exploration expenses in the Consolidated statement of income based on the nature of the
impaired assets and reflected in the E&P International segment. During the second quarter, Equinor has transferred its participating interests in four Russian entities to Rosneft and is released from all future commitments and obligations with no material impact on the
financial statements. The ownership interests in Kharyaga have been transferred to the operator.
Equinor has stopped trading in Russian oil. This means that Equinor will not enter into any new trades or engage in new transport of
oil and oil products from Russia. Equinor has assessed the accounting impact of certain commitments arising from such contracts
entered into prior to the invasion and deem the impact to be immaterial.
Held for sale
Equinor Energy Ireland Limited
In the fourth quarter of 2021, Equinor entered into an agreement with Vermilion Energy Inc (Vermilion) to sell Equinor’s non-operated equity position in the Corrib gas project in Ireland. The transaction covers a sale of 100 % of the shares in Equinor Energy Ireland
Limited (EEIL). EEIL owns 36.5 % of the Corrib field alongside the operator Vermilion ( 20%) and Nephin Energy ( 43.5%). Equinor and
Vermilion have agreed a consideration of USD 434

million before closing adjustments and contingent consideration linked to 2022 production level and gas prices. The effective date for the transaction is 1 January 2022. Closing is expected in the second half of
2022.
Ekofisk and Martin Linge on the Norwegian Continental Shelf
On 10 May 2022, Equinor entered into an agreement with Sval Energi to divest Equinor’s ownership share in the Greater Ekofisk
Area, a 19 % ownership share in Martin Linge and an 18,5 % share in Norpipe Oil AS for a cash consideration of USD 1 billion before
interim period settlement, and a contingent consideration linked to realised oil and gas prices for 2022 and

2023. Equinor will retain a
51
% ownership share in Martin Linge and continue as operator of the field. Closing of the transaction is expected in the second half of
2022, subject to customary government and license approvals.